1396570

FORM D

RECEIVED SEC MAIL PROCESSING SECTION APR 1 2 2007 WASH, D.C. 209

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB APPROVAL	
OMB Number:	3235-0076
Expires:	
Estimated average burden hours per response	16.00

SEC US[redacted]
Prefix [redacted]

07050296

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTI

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE
Type of Filing: ☐ New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)

EXODUS EXPLORATION LLC DBA Boyd Island Prospect JV#1

Address of Executive Offices (Number and Street, City, State, Zip Code) 303 HWY 78 SOUTH SUITE 104 WYLIE, TX. 75098 | Telephone Number (Including Area Code) 972-442-9343

Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices) | Telephone Number (Including Area Code)

Brief Description of Business

RAISE CAPITAL for OIL & GAS DRILLING PROJECTS

PROCESSED

APR 1 6 2007

THOMSON FINANCIAL

Type of Business Organization
☒ corporation ☐ limited partnership, already formed ☐ other (please specify):
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 04 Year 06 ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) ☐☐

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where To File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predictated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☒ Promoter ☒ Beneficial Owner ☒ Executive Officer ☒ Director ☒ General and/or Managing Partner

LEROY Edward PRITCHARD

Full Name (Last name first, if individual)

303 HWY 75 SOUTH Suite 104 WYLIE, TX. 75098

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	[X]	[ ]

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 13,437.50

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	[X]	[ ]

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
LEROY EDWARD PRITCHARD

Business or Residence Address (Number and Street, City, State, Zip Code)
303 HWY 78 SOUTH Suite 104 WYLIE, TX. 75098

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) [ ] All States

AL	[X] AK	[X] AZ	[X] AR	[X] CA	[X] CO	[X] CT	[X] DE	[X] DC	[X] FL	[X] GA	[X] HI	[X] ID
[X] IL	[X] IN	[X] IA	[X] KS	[X] KY	[X] LA	[X] ME	[X] MD	[X] MA	[X] MI	MN	[X] MS	MO
[X] MT	[X] NE	[X] NV	[X] NH	[X] NJ	[X] NM	[X] NY	[X] NC	[X] ND	[X] OH	[X] OK	[X] OR	[X] PA
[X] RI	[X] SC	SD	[X] TN	[X] TX	[X] UT	[X] VT	[X] VA	[X] WA	[X] WV	WI	[X] WY	[X] PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) [ ] All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) [ ] All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if the answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity	$	$
☐ Common ☐ Preferred		
Convertible Securities (including warrants)	$	$
Partnership Interests	$	$
Other (Specify) INTERESTS IN A JOINT VENTURES	$ 268,750.00	$ -0-
Total	$ 0.00	$ 0.00

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	-0-	$ -0-
Non-accredited Investors	-0-	$ -0-
Total (for filings under Rule 504 only)	-0-	$ -0-

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C — Question 1.

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505	-0-	$ -0-
Regulation A	-0-	$ -0-
Rule 504	-0-	$ -0-
Total	-0-	$ 0.00

4 a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the insurer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$
Printing and Engraving Costs	☐	$
Legal Fees	☐	$
Accounting Fees	☐	$
Engineering Fees	☐	$
Sales Commissions (specify finders' fees separately)	☐	$
Other Expenses (identify) ESTIMATED DRILLING & COMPLETION COSTS	☒	$ 145,460.00
Total	☒	$ 0.00 145,460.00

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C — Question 1 and total expenses furnished in response to Part C — Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $ ~~0.00~~ 123,290.00

5. Indicate below the amount of the adjusted gross proceed to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C — Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments to Others
Salaries and fees for 4 months	☐ $ 40,000.–	☐ $ 17,600.–
Purchase of real estate	☐ $	☐ $
Purchase, rental or leasing and installation of machinery and equipment for 4 months	☐ $	☒ $ 2400.–
Construction or leasing of plant buildings and facilities for 4 months	☐ $	☐ $ 4006.–
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $	☐ $
Repayment of indebtedness	☐ $	☐ $
Working capital	☒ $ 41,290	☐ $
Other (specify): Utilities, insurance, DHL express mail for 4 months	☐ $	☐ $ 18,000
	☐ $	☐ $
Column Totals	☐ $ ~~0.00~~ 81,290	☐ $ ~~0.00~~ 42,000
Total Payments Listed (column totals added)		☐ $ ~~0.00~~ 123,290.–

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Exodus Exploration LLC	LeRoy E Pritchard	4-10-07
Name of Signer (Print or Type)	**Title of Signer (Print or Type)**	
LeRoy E. Pritchard	President	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (*See* 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule? .... Yes ☐ No ☒

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed a notice on Form D (17 CFR 239.500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
Exodus Exploration LLC	LeRoy E Pritchard	4-10-07
Name (Print or Type)	**Title (Print or Type)**	
LeRoy E. Pritchard	President	

Instruction:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**		**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
AL									
AK	X		268,750.00	-0-	-0-	-0-	-0-		X
AZ	X								X
AR	X								X
CA	X								X
CO	X								X
CT	X								X
DE	X								X
DC	X								X
FL	X								X
GA	X								X
HI	X								X
ID	X								X
IL	X								X
IN	X								X
IA	X								X
KS	X								X
KY	X								X
LA	X								X
ME	X								X
MD	X								X
MA	X								X
MI	X								X
MN									
MS	X								X

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
MO									
MT	X		268,750.00	-0-	-0-	-0-	-0-		X
NE	X								
NV	X								
NH	X								
NJ	X								
NM	X								
NY	X								
NC	X								
ND									
OH	X								
OK	X								
OR	X								
PA	X								
RI	X								
SC									
SD									
TN	X								
TX	X								
UT	X								
VT	X								
VA	X								
WA	X								
WV	X								
WI									

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**		**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
WY	X		268,750 00	-0-	-0-	-0-	-0-		X
PR	X			-0-	-0-	-0-	-0-		X

Exodus Exploration, LLC

Offers
$268,750 Subscribed amount of
Exodus Exploration Boyd Island Prospect
Joint Venture #1

Hogue Estate "B1" No. 1

Concordia Parish, Louisiana

5 Units at the price of $53,750 each

April 6, 2007

303 HWY 78 South, Suite 104
Wylie, Texas 75098 (972) 442-9343
Toll Free: (877)EXODUS2 or (877)-396-3872 – Fax: (972)442-9980
Email: exodusexploration@yahoo.com

Synopsis of Current Program

The operator of record Belle Exploration, Inc has leased 509 acres to drill the Boyd Island Prospect in Sections 65, 66, 67 and Accretions, T5N-R9E, Concordia Parish, Louisiana. The acreage is in an area of prolific Wilcox oil production from a number of fields with cumulative production as follows:

	Cumulative Production
Briars Field	1,222,000 barrels
South Briars Chute	248,450 barrels
Glasscock Towhead	152,000 barrels
Esperance Point	20,055,000 barrels
Deer Park	307,000 barrels
Bradston and North Bradston	2,600,000 barrels
North Bougere	1,800,000 barrels
Roseland	10,000,000 barrels
Fairview	10,000,000 barrels
East Fairview	1,367,000 barrels

Each of these fields produce from multiple pay zones, however the majority of the production is from the Campbell sand, the major objective of this test. Other potential sands are the Stewart "B", E-2, Tew Lake, Miller, Yakey, and Minter.

The daily production for this well is anticipated to be 75 to 125 BOPD which should return the investor $1,295.00 to $2,624.00 per month at $60.00 per BO.

This is a 75% NRI lease with each investor receiving a 4% WI and 3.0% NRI per unit. All investors will receive first right of refusal on all additional wells drilled on this lease.

Exodus Exploration, LLC.
Joint Venture Summary

Offering:	Exodus Boyd Island Prospect JV #1
Well Name:	Hogue Estate "B1" No. 1
Issuer:	Exodus Exploration LLC
Operator:	Exodus Exploration or its assigns
Prospect Acreage:	509 +/- acres consisting of the Boyd Island Project Sections 65, 66, 67 and ACC., T5N-R9E Concordia Parish, Louisiana
Proposed Depth:	7000'
Primary Formations:	Campbell Sand
Secondary Zone of Interest:	Tew Lake Miller Yakey Sands
Field Name:	Hogue
Parish:	Concordia
State:	Louisiana
Units:	5
Working Interest per Unit:	4.0%
Net Revenue Interest per Unit:	3.0%
Leasehold, Geology, Drilling and Testing:	$35,000 (Payable upon subscription.)
Completion and Equipping:	$18,750 payable when & if the well merits a completion attempt.
Total Price per Unit:	$53,750

Exodus Boyd Island Prospect JV #1
Summary of the Offering

Name of Joint Venture: Exodus Boyd Island Prospect #1
a Texas General partnership (the "Joint Venture")

Name of Well: Hogue Estate "B1" No. 1

Manager of Joint Venture: The Joint Venture Manager is Exodus Exploration ("Joint Venture Manager"), whose address is
303 HWY 78 South, Suite 104 Wylie, TX. 75098

Joint Venturers: Those persons whose Subscriptions to purchase the interest offered hereby are accepted by the Joint Venture Manager and thereafter admitted as members of the Joint Venture. Each unit of the Joint Venture shall represent a 4.0% working interest and a 3.0% net revenue interest in the Joint Venture. Each Joint Venturer will receive a first right of refusal to participate in the drilling of additional wells on the 509 +/- acre lease.

Risk Factor: There are risks associated with the exploration for Oil and/or Gas and the purchase of interests should only be made by those individuals who can afford the loss of all or a portion of their investment in the Joint Venture Well.

Offer and Sales of Interests: The Offering Period for the Interest will terminate on August 01, 2007 or when fully subscribed unless extended by the Joint Venture Manager.

Partners Revenue and Expense Sharing: The Joint Venturers will be entitled to receive in the aggregate a 100% net revenue interest of the Joint Venture. The operating and administration costs and expenses associated with the production phase of the Joint Venture well and Joint Venture shall be borne and allocated pro rata to the unit owners.

Substitute Well Locations: The Joint Venture Manager reserves the right to move the venture well location in the event additional land or title geological information warrants such action. Any substitution well location will compare favorably with the general character of the venture prospect, for which the substitution is made in terms of the degree of risk and cost. Furthermore, it is expected that any such substituted well location will be, in the option of the Joint Venture, of the same general type and risk as the original venture prospect.

Compensation and Reimbursement To The Managing Joint Venture

The Joint Venture will pay a five percent (5%) Managing fee for its services in connection with the review and selection of the prospect and a five percent (5%) cost reimbursement for organization and syndication cost associated with this offering, including but not limited to printing, postage, express delivery, telephone, legal, accounting, and other related expenses. The Joint Venture Manager shall enter into a Turnkey contract to drill and test the joint venture well at a fixed price. In event the fixed price exceeds the actual costs of such activities the Managing Joint Venturer shall retain the excess as profit. The estimated profit on the turnkey is 15%. If the actual costs exceed the fixed price the Joint Venture Manager shall be required to pay such excess cost. Exodus Exploration will be carried for a 5% WI.

Operator:

Exodus Exploration or it's assigns. The Joint Venture will enter into an industry standard Operating Agreement with the operator and the working interest owners, pursuant to which the operator or its assigns shall perform the service of operating the Joint Venture well following the drilling and completion. The expenses of the operation shall be borne and allocated pro rata to the working interest owners.

Joint Venture Objective:

The primary investment objective of the Joint Venture is to sell 5 units or 20% working interest which is a 15.0% NRI in the venture prospect. The Venture well known as the Hogue Estate "B1" No. 1, will be drilled and completed on 40 acres of a 509 +/- acre oil and gas lease located in Concordia Parish, Louisiana.

Subscription for Interest:

The subscription price for each unit is $53,750. In certain situations the Managing Joint Venturer may accept less than a full unit.

Execution Documents:

Each subscriber shall return to the Joint Venturer an executed set of Subscription Documents, with payment of $35,000 per interest for each unit of interest subscribed.

Turnkey Drilling Contract And Operator:

The Joint Venture will enter into a Turnkey Contract with the Managing Joint Venturer to drill and test through logging one 7000' test of the Venture Well. The Turnkey Contract will contain an estimated contingency factor in excess of cost of 10%. Completion is anticipated to cost $18,750 per unit of interest however completion is not covered by turnkey and cost over runs could result in additional assessments on a pro rata share basis by each participant. Exodus Exploration, LLC, or its assigns will operate the Joint Ventures portion of the Venture Well pursuant to the terms of a Standard Form Operating Agreement (Model 610-1989 AAPL with 1989 Copas Agreement.)

Proceeds:

All funds representing Subscriptions from the investors will be placed in an account titled Boyd Island Prospect #1 Escrow account at American National Bank of Texas; where upon all funds in the escrow account will be released to the Managing Joint Venture Manager. Initial funds from the sales of interests ($35,000) may be used by the managing Joint Venturer to pay legal, accounting, organization, printing, and other costs prior to the acceptance of all Subscriptions.

Capitalization:

If all units are sold the Joint Venture will have available funds in the amount of $175,000 and an additional $93,750 if completion funds are called for.

Assessments:

This well is being drilled and tested on a turnkey basis. There can be no *assessments* for the drilling and testing through logging of the venture well.

Term of Joint Venture:

The Joint Venture was organized under the laws of the State of Texas in April 2007 and shall continue until January 1, 2050, on which date the Joint Venture will dissolve, or unless sooner terminated. Each investor will receive a first right of refusal to participate in the drilling of any additional wells drilled on the 509 +/- acre lease.

The Turnkey Drilling Price Includes the Following:

1. Lease acquisition cost, including geology research, etc.
2. Title research, insurance, and permits.
3. Survey location, build location and roads.
4. Pay all surface damages.
5. Furnish all material and equipment.
6. Furnish surface casing.
7. Provide an onsite petroleum geologist and mud logger.
8. Drill 1well to total depth of 7000' to test the lowest zones of interest.
9. Logging and Testing.

Operations:

Exodus Exploration or its assigns will direct all work necessary to complete the proposed well according to the terms and conditions of the Operating Agreement and provide the participants in the project with tax advantages accruing to them. Exodus or it's assigns will also be responsible for the day to day management and operation of the well. The operating cost shall be borne by participants on a prorata basis. Exodus Exploration will receive all revenue for oil and gas sales, due the Joint Venture and will cause the operating expenses to be paid and the distribution to the working interest owners their prorata share of the net income. The books and records of the Joint Venture account will be open and available for review by the participants during regular business hours.

Revenue Distribution:

Once oil and gas production is established, it will be sold to local refineries. Payment for oil/gas sold for the royalty and working interest owners will be on a monthly basis and will include a detailed statement. Exodus Exploration will also provide year-end tax information (1099) so that the working interest owners can apply the applicable tax benefits when filing their returns.

References:

The Company respects the confidentiality of each person and does not make investor names available. However, there are certain people who have stated they would not mind being named as a reference on occasion. Trade references may be found on the inside back cover.

STRUCTURING AN OIL OR GAS PROJECT


1) Review Maps, Check Acreage
2) Check Courthouse for Available Acreage
3) Negotiate with Mineral Owner for Lease
LEASE
4) Check Title on Lease
Owner
Lessor
5) Pay Off On Lease
6) Prepare Geology & Maps
PRIVATE PLACEMENT MEMORANDUM
7) Prepare Private Placement Memorandum
Investor
Operator
8) Investment Made in Well
$
9) Pay Surface Damages
10) Stake Location
11) Prepare Location
12) Drill Well
13) Log the Well
CASING
14) Run Casing and Cement in Place
15) Perforate Casing
Acid
16) Stimulate Well; Acidize
17) and Fracturing if needed
P.S.I.
18) Test Well
19) Set Production Facilities
20) Lay Gas Gathering Lines or Set Tank Batteries
STATE COMMISSION
21) File Paperwork with Government Agencies
$ → $ →
22) Begin Oil/Gas Sales
23) Bring Abstracts Up to Date
OIL & GAS Attorney
24) Attorney Prepares Division Order /Title Opinion
Attorney
Purchaser
25) Forward Title Opinion to Oil/Gas Purchaser
Division Order
26) Purchaser Prepares Division Order
27) Division Order Mailed to Operator
Division Order
Signature:
Operator
28) Operator Signs Division Order and Returns to Purchaser
29) Purchaser Schedules for Payment
Purchaser
Operator
30) Operator Receives Payment from Purchaser
Investor
31) Operator Pays Investor

Exodus Exploration LLC.

COMPANY AND MANAGEMENT PROFILE

Company Profile

Exodus Exploration, LLC. is an independently owned Texas Corporation involved with the exploration and development of oil and gas properties. The company takes a more conservative approach in acquiring and developing the properties. By procuring properties that already have production and geological history, the development of the property is more defined. The company will continue the conservative approach by attempting to drill development prospects in producing fields, which reduces the risks and by having multiple production zone prospects, established production is greatly enhanced.

The company may rely on the services and advice of industry consultants who are available to the Joint Venture Manager on a per day or hourly basis. The company may employ such geologist, landsmen and engineers on a consultant basis in the area in which the prospect is located in order to have available the benefit of their specific knowledge of the area.

Exodus Exploration, LLC. may relay upon the expertise of those persons hired to drill, re-enter, evaluate and complete the prospect. Exodus Exploration, LLC. or it's assigned upon completion of the venture will operate and manage the prospects.

Leroy Edward Pritchard-President

Mr. Pritchard, age 62, is the founder of Exodus Exploration LLC, and has been the sole stockholder since its inception. He graduated in 1972 from Strayer College, Washington D.C. with a degree in accounting. Mr. Pritchard has been active in the oil and gas business since 1986 and served in a management position with several oil and gas companies prior to opening Exodus Exploration LLC. During this time he has been associated and involved with the drilling and completion of over 110 oil and gas prospects. Mr. Pritchard's extensive knowledge of the industry, management and leadership skills, along with his ability to procure relationships with new and existing oil and gas operators are invaluable to the success and growth of Exodus Exploration LLC.

BELLE EXPLORATION, INC.
P.O. BOX 952
NATCHEZ, MS 39121
(601) 442-6648
FAX 442-3961
bellex@bellsouth.net

Belle Exploration, Inc., was founded in 1983 by Alton Ogden, Sr., Alton Ogden, Jr., and Jeff Burkhalter as an exploration and production company focusing on the Wilcox trend in southwest Mississippi and east-central Louisiana.

Alton Ogden, Sr., started working in the oil field in 1948 and began his own well servicing company in 1965. The company eventually included thirteen workover and drilling rigs operating in Florida, Alabama, Mississippi, Louisiana and Texas. Alton Ogden, Jr., the current president of Belle Exploration, Inc., graduated from the University of Mississippi in 1973 and has spent his entire professional career in oil and gas exploration and production. Jeff Burkhalter, the vice-president of Belle Exploration, Inc., has been with the company since graduating from the University of Mississippi in 1981. Kelly Barlow, production superintendent, is familiar with every aspect of oil production from the day production casing is run to the date of completion (when the well is turned to the tanks) along with the associated equipment (tanks, treaters, pumping units, etc).

The original emphasis of Belle Exploration, Inc., was on purchasing existing production with offset potential. In 1992, after Ed Godfrey joined the company as an exploration geologist, the emphasis turned to new field exploration. Currently Belle Exploration, Inc., is operating thirty wells in Mississippi and Louisiana. References are available from numerous drilling and well service companies most of whom have been active in Mississippi and Louisiana for over thirty years.

Ronald L. Tharp, P.C.
Certified Public Accountant
12900 Preston Road, Suite 800
Dallas, TX 75230
(972) 661-9928

Exodus Exploration. LLC.
Roy Pritchard, President
303 HWY 78 South, Suite 104
Wylie, TX 75098

RE: TAX BENEFITS OF OIL AND GAS INVESTMENTS

As an alternative to real estate, stocks, bonds, and mutual funds, a working interest in an oil and natural gas joint venture or partnership can provide portfolio diversification with preferential tax treatment. The acquisition, exploration, and development of properties for the production of oil and natural gas required the investment of significant capital and often involve the assumption of higher levels of risk than many other investments. The government, however, has established favorable tax policies to encourage the development and production of oil and gas properties. The tax benefit considerations can materially affect the anticipated return to be realized on the investment and often determine the form and feasibility of the investment.

The major portions of the expenditures paid by a working interest holder in drilling an oil and gas well are classified as intangible drilling and development cost (IDC). Intangible Drilling Costs generally include any cost incurred that in itself has no salvage value and is necessary for the drilling of wells. These costs are comprised of labor, fuel, hauling, chemicals, and supplies, logging, drill site location preparation, water, insurance, cementing, equipment rental and other items incidental to, and necessary for, the drilling of wells and the preparation of wells for the production of oil and gas. These types of expenditures are generally considered nondeductible capital expenditures. However, according to Revenue Code section 263 (c), a working interest holder is granted the option of electing to deduct IDC. This benefit makes an oil and gas investment more desirable from a tax standpoint; a significant portion of the investment is written off upon initial investment as opposed to waiting until disposition of the interest as with others types of investments. The IDC deduction is an ordinary deduction sheltering income at the highest income tax brackets as opposed to a capital loss offsetting largely only capital gains. (Note that in certain limited circumstances the IDC deduction may create a preference item for alternative maximum tax purpose.) An election may also be made ratably to deduct the IDC over five-year period allowing an investor the flexibility of timing the deduction to maximize the tax benefits available.

Expenditures for tangible property, such as pipe, casing, tubing, tanks, engines, and machines are recoverable through depreciation allowance over a recovery period of seven years. In addition to deprecation allowances for the use of physical properties, there is an annual allowance for the depletion of the mineral reserves. The depletion allowance may be greater of (1) an allocated portion of the adjusted basis of the depletable property (cost depletion); or (2) a statutory percentage of the gross income from the property (percentage depletion). The statutory percentage depletion allowance for independent gas producers is 15%. (Based on certain production criteria, the percentage depletion allowance may be more than 15%. Limitations may apply to the percentage depletion deduction.

Exodus Exploration LLC.

Benefits of Investing in Direct Participation Programs (DPP's) of Oil and Gas

Direct participation Programs (DPP's) allows individual investors to diversify their portfolio's. The purchase of an entire oil and gas well is beyond the means of most people, but a DPP allows a more modest investment with the resulting diversification. An alternative to real estate, stocks, bonds, and mutual funds, the oil and gas DDP can provide portfolio diversification, cash flow and preferential tax benefits.

If interested in the natural gas or oil business one could buy the shares of a major oil and gas company and reap the benefits of that organization. However, the success will be greatly diluted due to the many layers of management and bureaucracy in a major company. Investing in a DPP will afford the investor an opportunity to share more directly in the cash flow and tax benefits of investing in U.S. oil and gas fields. DPP's can also put the investor in a better position to make direct inquiries of the issuer, its management and personnel. For instance, at Exodus Exploration LLC, the corporation and primary owner also invest directly in all of the DPP's right along with the individual investors.

The most common DPP's are divided into two categories:

A) Large public programs offered by managing companies, registered with the S.E.C. and sold by brokerages.
B) Private programs between oil and gas companies, individual investors, and industry professionals. The private programs generally accept only accredited investors and require substantially less registration and bureaucracy.

Major brokers only want to work with deals that have a value of at least $25 million, whereas the small DPP gives emerging companies or even specialized niche projects a fair chance in the market place. The cost of private DPP's are less than most public offerings. More of the investor's dollars can go directly to the investment objective of drilling and operating the wells as opposed to paying advertising agencies, syndication fees, attorneys, public relations departments, etc. Sometimes publicly offered deals end up overpaying for things such as mineral leases and services because they have so much money to invest that, coupled with timing deadlines, there is great pressure on them to do something with it.

The private DPP format provides inexperienced investors the chance to become familiar with operations of various markets such as oil and gas and the techniques of investing. There are a multitude of books and educational materials available to investors who wish to learn about oil and gas, however, from a due diligence perspective nothing can substitute for an actual investment position. Investors who put their own money in a private project are likely to read the offering memorandum, seek professional advice, talk with principals and take time to learn about the industry and properties in which they have purchased a direct ownership interest.

DPP's also differ in the type of wells being offered, i.e. exploratory/high risk and development of existing reserves. Exodus Exploration LLC, focuses mainly on existing reserves, which dramatically reduces the downside risk to investors.
Developing proven fields and seeking moderate returns is an appropriate investment philosophy for most high net worth portfolios. Conversely, the higher risk/reward inherent in exploratory programs has a greater upside potential but should only be pursued by a high roller, industry professionals or in programs that allow individual investors to participate for a relative small investment.

The tax advantages of oil and gas DPP investing are spectacular. It has long been the stated policy of the United States government to encourage oil and gas development by granting preferential tax treatment to those who participate. Oil and gas fields DPP investment opportunities give smaller investors the chance to obtain those advantages instead of leaving everything to large investors or institutions.

Under the Tax Reform Act of 1986, Congress made certain oil and gas fields investments exempt from passive loss rules. Exodus Exploration LLC. designs DPP's to maximize the tax benefits available to investors. 100% of the money invested in the projects can qualify for a one-to-one active write-off.

THIS IS NOT AN OFFER TO BUY OUR SECURTIES. OUR SECURUITES OFFER IS MADE ONLY BY MEMORANDUM TO QUALIFIED INVESTORS.

Exodus Exploration LLC.
Hogue Estate "B1" No. 1

AFTER TAX CASH INVESTMENT

Approximately seventy five percent (75%) of the investment is categorized as "Intangible Drilling Costs". All of your "Intangible Drilling Costs" are deductible in the first year. The remaining portion of your investment will be categorized as "Tangible Costs" which will be approximately twenty five percent (25%) of the investment and those are depreciated over a seven (7) year period on a decreasing scale with fourteen . twenty-nine (14.29%) the first year. Please check with your Tax Accountant.

$53,750	**Investment**
X 75%	**Intangible Cost (Estimate)**
$40,313	**1st year deduction Intangible Drilling Cost (Estimate)**
+ 1,920	**1st year depreciation (25% of investment x 14.29% 1st year dep.)**
$42,233	**Total Deduction (Estimate)**
X 35%	**Estimated income tax bracket (excluding any state income tax)**
$14,782	**Actual cash savings (1st Year)**

$53,750	**Investment**
-14,782	**Actual cash savings from tax deductions**
$38,918	**+ You get a $1,920 write off for the next (6) years**

Additional Depletion allowance tax benefit is 15% of gross income.
Therefore, only 85% of production income is taxable.

The preceding projections were prepared using information deemed to be reliable as of the issue date and are intended only as a projection of what tax savings may be expected from the joint venture under certain assumed favorable conditions. The information set forth above should not be relied upon for any purpose other than as an illustration of the tax benefits that can be realized under certain assumed conditions. Prospective partners must consult their own professionals for tax information and advice. This information should no way be construed or relied upon as tax advice.

Exodus Exploration LLC Bastrop County JV #3
Table – I

	1 Unit	2 Units	3 Units
Interest Purchased WI / NRI (%)	4.00 / 3.00	8.00 / 6.00	12.00 / 9.00
Dry Hole	$35,000.00	$70,000.00	$105,000.00
Completion Cost	$18,750.00	$37,500.00	$56,250.00
Total Cost	$53,750.00	$107,500.00	$161,250.00

Monthly Income / Payout Period vs. Rate of Production

Table - II

Rate	50 BOPD	75 BOPD	100 BOPD
Monthly Income Per Unit	$2,262.50	$3,443.75	$4,625.00
Payout Period (Months)	24	16	12
1st Year ROI Before Taxes	50%	77%	100%

Monthly Income = (oil revenue)-(Daily Oil Production) x (3% NRI) x (Price per Barrel) x (30 Days) – (12.5% Tax) – (4.0% of Lease Operating Expense)

Payout Period = 12 to 24 months

Assumptions: (1) Oil Price $60.00
(2) Oil Production Tax @ 12.5% of Net Revenue
(3) Monthly Well Operating Cost $2,500.00
(4) Oil Revenue = (Daily Rate-b/d) x (30 d/mo) x ($60.00 bbl)

The preceding projections were prepared using information deemed to be reliable as of the issue date and are intended only as a projection of what income may be expected from the joint venture under certain assumed favorable conditions. There is no assurance, express or implied, that any of the economic projections will be realized or that any of the assumptions set forth above will be achieved by the joint venture. Actual results may differ materially from the projected results. The economic forecast should not be relied upon for any purpose other than as an illustration of the income that can be realized under certain assumed conditions, which in fact may or may not occur.

Calculations

50	Barrels of Oil per Day
x 3%	Net Revenue Interest
1.5	Barrels of Oil
x $60.00	Price per Barrel
$90.00	Revenue per Day
x 30	Days
$2,700.00	Revenue per Month
-$337.50	Tax (12.5%)
$2,362.50	Revenue after Tax
- $100.00	LOE (4.0% of $2,500.00)
$2,262.50	Monthly Income

75	Barrels of Oil per Day
x 3%	Net Revenue Interest
2.25	Barrels of Oil
x $60.00	Price per Barrel
$135.00	Revenue per Day
x 30	Days
$4,050.00	Revenue per Month
- $506.25	Tax (12.5%)
$3,543.75	Revenue after Tax
- $100.00	LOE (4.0% of $2,500.00)
$3,443.75	Monthly Income

100	Barrels of Oil per Day
x 3%	Net Revenue Interest
3.0	Barrels of Oil
x $60.00	Price per Barrel
$180.00	Revenue per Day
x 30	Days
$5,400.00	Revenue per Month
- $675.00	Tax (12.5%)
$4,725.00	Revenue after Tax
- $100.00	LOE (4.0% of $2,500.00)
$4,625.00	Monthly Income

The preceding projections were prepared using information deemed to be reliable as of the issue date and are intended only as a projection of what income may be expected from the joint venture under certain assumed favorable conditions. There is no assurance, express or implied, that any of the economic projections will be realized or that any of the assumptions set forth above will be achieved by the joint venture. Actual results may differ materially from the projected results. The economic forecast should not be relied upon for any purpose other than as an illustration of the income that can be realized under certain assumed conditions, which in fact may or may not occur.

Exodus Exploration LLC
Boyd Island Prospect JV #1

Hogue Estate “B1” No. 1 Well

Geology and Maps

BOYD ISLAND PROSPECT
HOGUE ESTATE "BI" NO. 1

Location:
The location for the Hogue Estate "BI" No. 1 is 1,450' from the south line and 1,100' from the east line of Section 66, T5N-R9E, Concordia Parish, Louisiana (enclosed location plat).

Primary Objective-Campbell Sand:
The Campbell sand generally occurs at the base of the Bake Shale and is often called the Armstrong or McKittrick east of the Mississippi River. The Campbell is normally 10-15 foot thick and produces locally in wells with cumulative production over 100,000 barrels. However the majority of Campbell production is in a trend of Campbell/Armstrong channel and bar sand deposits that roughly parallel the Mississippi River and can be mapped from Mercer (4.6MM), Cotton Valley (2.9MM) and Bisland Bayou (2.5MM) fields in northern Adams County through Giles Bend (5MM), Natchez Ferry (2MM), and Big River (1.5MM) fields to the Esperance Point (20MM) area. Campbell wells in this trend often produce in excess of 300,000 barrels.

The location for the Hogue Estate "BI" No. 1 should encounter a Campbell channel that trends northeast-southwest from Esperance Point Field through South Briars Chute, the prospect acreage and through Bougere and North Bougere Fields to the southwest. This channel is present in the Wade Fortenbery - Stricker et al #1 ~3,600' to the southwest and in the Morrow - Hogue #2 ~6,000' to the northwest of the location as shown on the enclosed structure map of the Campbell sand. The Campbell produces out of multiple reservoirs in Esperance Point Field on top of a Walker channel sequence very similar to the Campbell and Walker channels in the Fortenbery - Stricker et al #1. Additional Campbell reservoirs are present along the southeast flank of this channel and are likely point bar deposits related to the channel complex.

The log on the left side of the enclosed cross-section is the Jett - Hogue-Sticker #1 in Section 11, and has the normal sequence of sands between the base of the Baker Shale and the First Minter lignite. The log section under <u>PROPOSED LOCATION</u> is a compilation of two logs. The lower half (Campbell sand through the Minter sands) is from the Fortenbery - Stricker et al #1, and the upper half (Base Big Shale to Campbell sand) is from the Jett - Hogue-Stricker #1. This illustrates how a tremendous structural gain can be encountered at the proposed location. The Jett - Hogue-Stricker #1 is structurally 50 feet high to the David New VUA;Hogue No. 1 to the southwest, and has the normal sequence of sands in the Campbell-Minter interval. If the Minter sand at our proposed location is flat or high to the Jett well and encounters the Campbell-Walker channel sequence as seen in the Fortenbery well the Campbell sand could be 20-30 feet high to the Jett well and 50' high to the Fortenbery GI No. 1, and could contain a 30-40 foot thick oil column, as shown on the enclosed Campbell sand structure map.

Secondary Objectives-Tew Lake, Miller and Yakey Sands:

A thick Campbell-Walker channel sequence coupled with a C-5 sand channel present in the Jett - Hogue-Stricker No. 1well and the Fortenbery - GI No. 1 would also result in a higher structural position for any sands above the Campbell. The isopach data on the enclosed Tew Lake sand structure map is based on the thickness between the Base of the Big Shale and the Base of the Baker Shale, and reflects a thick C-5 sand channel present in the Jett and Fortenbery wells. Three sands in particular, the Tew Lake, Miller and Yakey, are proven producers in Briars, South Briars Chute and Esperance Point fields east and northeast of our location as well as in several fields to the south and southwest.

The Tew Lake reservoir in Briars Field southeast of South Briars Chute Field has produced 500,000 barrels, and the Tew Lake produced in excess of 1,000,000 barrels in Brabston and North Brabston Fields southwest of the prospect.

The trapping mechanism for Tew Lake oil reservoirs is usually a combination of structure and stratigraphy, as shown in the Tew Lake reservoirs in South Briars Chute and Briars on the enclosed structure map.

Encountering a structure as mapped could also result in additional reserves in other Wilcox sands that produce in the area, with particular attention paid to the Stewart "B" (enclosed structure map), E-2, Artman, Hogue (Jenkins) and Minter. All of these sands produce in the Glasscock Island and Esperance Point area, and can be considered legitimate objectives.

Logistics:

The location for the Hogue Estate "BI" No. 1 has a ground elevation of 61.3 feet and falls ~100 feet from an existing logging road. There are also two cased holes in the prospect area which are available for conversion to salt water disposal wells.

It is recommended that the Hogue "BI" No. 1 be drilled to 7,000' to test all known productive Wilcox sands in the area.

Boyd Island Prospect
Houge Estate "BI" No. 1
Section 66, T5N-R9E
Concordia Parish, Louisiana



PROPOSED LOCATION
Fortenbery GI No. 1
Potential "Pay" Tew Lake, Miller, and Yakey Sands
Potential "Pay" Campbell Sand


T5N-R9E
CONCORDIA PARISH, LOUISIANA
Concordia Parish
Adams County
ST CATHERINE chute
T5N-R4W
WALKER / CAMPBELL "CHANNEL" COMPLEX
Exodus Exploration, LLC
Boyd Island Prospect
Structure Map
Baker Shale / Campbell Sand


Exodus Exploration, LLC
Boyd Island Prospect
Structure Map
Tew Lake Sand
Concordia Parish
Adams County
Proposed Location
CAMPBELL - WALKER CHANNEL COMPLEX

Page Intentionally Blank

Exodus Exploration LLC
Boyd Island Prospect JV #1

Exodus Exploration LLC
Hogue Estate "B1" No. 1

Concordia Parish, LA

Subscription Agreement

Instruction

Please answer each question fully. If the answer to any question is "None" or "Not Applicable", please so state.

1. Name: ______________________________

Firm Name: ______________________________

Business Address:

____
____
____

Business Telephone Number: ______________________________

Business Fax Number: ______________________________

Business E-Mail Address: ______________________________

Residence Address:

____
____
____

Residence Telephone Number: ______________________________

Social Security Number: ______________________________

Date of Birth: ______________________________

2. (a) Education: ______________________________
College or University: ______________________________
Doctorate: ______________________________
Master: ______________________________
Bachelors: ______________________________
Other Specialized Education: ______________________________

(b) List all Professional Memberships or Licenses:

3. Occupation:

Present Occupation and Employment:

____

PART A: ACCREDITED INVESTOR STATUS (Question 4)

(4) Check all the following representations (a) through (d), if applicable. If not applicable, proceed to Part B (Questions 5 through 9). If participating as a company, partnership or trust, please complete Part C (Questions 10 Through 14). All investors must complete Part D (Questions 15 through 18).

______(a) My individual income was in excess of $200,000 (or $300,000 with my spouse)in each of the two most recent years and I reasonably expect an income in excess of $200,000 (or $300,000 with my spouse) in the current year.

______(b) I am a director or executive officer of the Joint Venture Manager.

______(c) My net worth, or joint net worth with my spouse, is (check *one*):

_____ Between $1,000,000 and $2,000,000
_____ Between $2,000,000 and $3,000,000
_____ Between $3,000,000 and $5,000,000
_____ Between $5,000,000 and $10,000,000
_____ Over $10,000,000

(d) The under signed is an entity as an Accredited Investor as (check those that apply)

(i) (___) a bank as defined in section 3(a) (2) of the Securities and Exchange Act of 1933; (___) an insurance company as defined in Section 2(13) of the Securities and Exchange Act ;(___) an investment company registered under the Investment Company Act of 1940; or (___) a business development company as defined in Section 2(a)(48) of that Act; (___) a Small Business Investment Company licensed by the U.S. Small Business Administration under Section 301(c) or (d) of the Small Business Investment Act of 1958; (___) an employed benefit plan within the meaning of the Title 1 of the Employee Retirement Income Security Act of 1974, the investment decision is made by the undersigned as a plan fiduciary, as defined in section 3(21) of such Act, and the undersigned is (___) an employee benefit plan with total assets in excess of $5,000,000;

(ii) (___) a private business development company as defined in Section 202(a) (22) of the Investment Advisers Act of 1940;

(iii) (___) an organization described in Section 501(c) (3) of the Internal Revenue Code, with total assets in excess of $5,000,000;

(iv) (___) an entity in which all of the equity owners are Accredited Investors as defined in Regulation D.

NOT NECESSARY TO COMPLETE IF ACCREDITED INVESTOR
PART B. NON-ACCREDITED I
NVESTOR STATUS (Questions 5-9)

(5) My net worth, excluding home, furnishings, automobiles and other assets which are not readily marketable is in excess of (check one):

My net worth is at least 10 times that of the total investment___________

$200,000 _______	**$600,000 _______**
$300,000 _______	**$700,000 _______**
$400,000 _______	**$800,000 _______**
$500,000 _______	**$900,000 _______**

(6) Tax Data

a. Last year

1. Gross Income $_______________
2. Taxable Income $_______________

b. Current Year (estimated)

1. Gross Income $_______________
2. Taxable Income $_______________

(7) Have you previously participated in other private placement investments?

Yes :______ No:_______

(8) State the types of investments in which you have previously participated (e.g. real estate, oil and gas drilling and/or lease acquisition, stocks, bonds, equipment leasing, agriculture or commodities: and the form of ownership, limited partnerships, etc.):

Amount of Investment	**Types Of Investments**
____________________	____________________
____________________	____________________
____________________	____________________
____________________	____________________

(9) Note each Exodus, J.V. requires that each purchaser who is not an Accredited Investor have sufficient knowledge and experience in financial and business matters to be capable of evaluating the merits and risks of an investment in the Joint Venture.

_______ I represent and warrant that I have such knowledge and experience in financial and business matters, that I am capable of evaluating the merits and risks of an investment decision.

PART C: INVESTORS, WHO ARE PARTICIPATING AS COMPANIES, PARTNERSHIPS OR TRUST (Questions 10-14)

Complete this part c, only if investing as a company, partnership or trust.

(10) Name Of Entity: ______________________________

(11) Address Of Principle Office:

____

____

____

(12) Type of Organization: ______________________________

(13) Date and Place of Organization: ______________________________

(14) Net Worth of Entity (as determined by generally accepted accounting principles):

____

If investing through a company, partnership or trust, you must provide a copy of your corporate resolution, partnership agreement, trust agreement or documentation showing authority to make investments for the entity.

PART D: TO BE COMPLETED BY ALL INVESTORS (Questions 15-18)

(15) State your investment objectives by checking the following where applicable:

(___) Income

(___) Other:

(16) Knowledge or solicitation of this investment was made to or received by me in the following manner.

(Check Applicable)

(__) Personal Contact or Acquaintance

(__) Investment Adviser or Counselor

(__) Prior Investment or Association with the Joint Venture Manager

(__) Broker-Dealer

(__) Affiliation with business or management

(__) Other (Please state):______________

(17) I have received a copy of the Private Placement Memorandum dated April 06, 2007 of the Boyd Island Prospect #1, and all exhibits thereto setting forth information relating to the Joint Venture and the terms and conditions of an investment in the Interests, as well as any other information I deemed necessary or appropriate to evaluate the merits and risks of an investment in the Interests. I further acknowledge that I have had the opportunity to ask questions of, and to receive answers from, representatives of the Joint Venture concerning the terms and conditions of the Joint Venture and the information contained in the Private Placement Memorandum.

(18) I represent and warrant to the Joint Venture that the information contained in this Investor Questionnaire is true, complete and correct.

Dated:________________________________

Signature of Prospective Investor____

Printed Name of Prospective Investor ____________________________________

SECTION 2 SUBSCRIPTION AGREEMENT

Exodus Exploration LLC.
303 HWY 78 South, Suite 104
Wylie, TX 75098

Investor:

The undersigned hereby tenders this subscription to you as Joint Venture Manager (herein so called) of The Boyd Island Prospect #1 (the "Joint Venture") and applies for the purchase of Units of Joint Venture Interest ("Units") in the Joint Venture, and herewith encloses a check as payment for the Units. The undersigned hereby acknowledges:

(i) that the undersigned has received, read and understood a copy of a Private Placement Memorandum (the "Memorandum") pertaining to the Joint Venture, as well as the form of Joint Venture Agreement (the "Agreement") of the Joint Venture included with the memorandum, and

(ii) that upon the execution hereof by the undersigned, payment by the undersigned of the initial capital contribution of the Units subscribed for hereby shall be due and payable and shall accompany the return of this Subscription Agreement by the undersigned, which payment shall be made in cash; and

(iii) that in the event this Subscription Agreement is rejected by the Joint Venture Manager, the initial payment by the undersigned shall be returned to the undersigned with the notice of such rejection; and

(iv) that any cash payment for the Units (in a form payable to the Escrow Account for the Joint Venture) will be deposited in an account titled Exodus Boyd Island Prospect #1 Escrow at American National Bank Of Texas, until such time as the Joint Venture Manager transfers the funds in order to comply with the purchasing requirements.

(v) that in the event this subscription has not been accepted by 30 days after the date of the execution by the undersigned of this Subscription Agreement, payment made by the undersigned and documents provided will promptly be returned by the Joint Venture Manager to the undersigned without further obligation; and

(vi) the undersigned understands and acknowledges that an investment in the Joint Venture is not liquid, not easily transferable or disposed of, and that he has no need for liquidity of this investment; and

(vii) that each subscriber is personally liable for the total amount of their subscription price.

The undersigned hereby represents and warrants as follows:

1.The undersigned has read and is familiar with the memorandum, the Agreement and all other exhibits to the memorandum.

2.The principal residence of the undersigned, if an individual, is in the state shown on Page 1A hereof; if the undersigned is a corporation, trust or other entity, it was incorporated or organized and is existing under the laws of the State shown on Page 1A hereof; if the undersigned is a partnership, the principal residence of all of its general partners are in the states shown on Page 1A hereof; and if the undersigned is a corporation, trust, partnership or other entity, it was not organized for the specific purpose of acquiring the Units.

3.The Units for which the undersigned hereby subscribes will be acquired solely for the account of the undersigned, for investment and is not being purchased for subdivision or fractionalization thereof.

4.The Joint Venture Manager has made all documents pertaining to this investment available to the undersigned.

5.The undersigned has had the opportunity to ask questions of; and receive answers from, the Joint Venture Manager concerning the terms and conditions of the offering and to obtain such information, to the extent such persons possess the same or could acquire it without unreasonable effort or expense, as the undersigned deemed necessary to verify the accuracy of the information referred to herein above. The undersigned has relied solely upon the Memorandum presented by the Joint Venture Manager, the Agreement, the Exhibits to the Memorandum, and such independent investigations as are made by the undersigned in making a decision to purchase the Units subscribed for herein.

6.The undersigned is investing in his own name or in the capacity indicated; and was not solicited by any form of general solicitation or general advertising.

7.The undersigned, if an individual, is at least 21 years of age and a bona fide resident of the United States and the state indicated on Page 1A hereof.

8.The undersigned is one of the following:

(a) a natural person who has an individual net worth, or joint net worth with that person's spouse of more than $1,000,000;or

(b) a natural person who had an individual income in excess of $125,000 (with that person's spouse) in each of the two most recent years and who reasonably expects to reach the same income level in the current year; or

(c) a person who has knowledge and experience in financial and business matters that the undersigned is capable of evaluating the merits and risks of an investment in the Joint Venture and of making an informed decision or

(d) a person who has a net worth of at least ten times the total investment.

9.If the undersigned warrants eligibility for participation in accordance with Paragraph 8 (c) above, then the undersigned hereby represents and warrants that he or she together with his or her spouse, (1) has an individual net worth (or joint net worth with that person's spouse) at the time of Subscription of at least 10 times that of the total investment, or (2) has an individual net worth (or joint net worth with that person's spouse) of at least $1,250,000 (exclusive of home, home furnishings and personal automobiles) and had during the last tax year, and estimates that he will have during the current year, "taxable income" as defined in the Code, of at least $125,000 (if married, filing jointly) without taking into account the effect of an investment in the Units, or is a corporation with a net worth in excess of $1,000,000.

The undersigned acknowledges and is aware of the following:

10. The undersigned acknowledges an understanding of the restrictions on transferability of the Units purchased herein.

11. The Joint venture managers reserve the right to substitute the venture lease locations in the event additional land or title, geological information or any unforeseen reason warrants such action determined by the joint venture managers.

12. This subscription may be accepted or rejected in whole or in part, by the Joint Venture Manager in its sole and absolute discretion acting in the capacity as Joint Venture Manager.

13. The Joint Venture was organized in April 2007 and has a limited financial history..

14. No federal or state agency has made any finding or determination as to the fairness of the offering, or any recommendation or endorsement of the Units.

15. There are substantial restrictions on the transferability of the Units. There will be no public market for Units and accordingly, the undersigned will need to bear the economic risk of his investment for an indefinite period of time and will not be readily able to liquidate this investment in case of an emergency.

16. Any federal and/or state income tax benefits, which may be available to the undersigned, may be lost through changes to, and/or in the interpretation of existing laws and regulations. In making this investment, the undersigned is relying, if at all, solely upon the advice of his personal tax adviser with respect to the tax aspects of an investment in the Joint Venture.

17. The undersigned agrees not to transfer or assign this subscription or any interest therein and agrees that if the Joint Venture Manager accepts this subscription, the agreement and all applicable state and federal laws will govern the assignment and transferability of the Units purchased by the undersigned.

18. The Joint Venture Manager, as a matter of confidentiality, will not release the names and addresses of members of the Joint Venture to anyone. This policy is in response to the requests of Joint Ventures in this and previous Joint Ventures.

19. The undersigned understands that:

(a) arbitration is final and binding on the parties;

(b) the parties are waiving their right to seek remedies in court; including the right to jury trial;

(c) pre-arbitration discovery is generally more limited than discovery allowed in court proceedings;

(d) the arbitrators' award is not required to include factual findings or legal conclusions and a party's right to appeal or to seek modification of rulings by the arbitrators is strictly limited; and

20. In the event that a dispute arises between the undersigned subscriber and any Exodus Joint Venture or any of its officers, said dispute arising out of, in connection with or as a result of the subscription hereby made, the undersigned hereby expressly agrees that said dispute shall be resolved through arbitration rather than litigation. The undersigned hereby agrees to submit the dispute to the American Arbitration Association for resolution within five (5) days after receiving a written request from Boyd Island Prospect #1 or any of the aforesaid officers to do so. If the undersigned fails to submit the dispute to arbitration within the specified period, then the requesting party may designate which association shall arbitrate the dispute and may file any papers necessarily to commence arbitration. The arbitration will be in Dallas, Texas.

21. No person shall bring a punitive or certified class action to arbitration, nor seek to enforce any pre-dispute arbitration agreement against any person who has initiated in court a punitive class action; or who is a member of a punitive class who has not opted out of the class with respect to any claims encompassed by the punitive class action until (i) the class certification is denied; or (ii) the class is decertified; or (iii) the customer is excluded from the class by the court. Such forbearance to enforce an agreement to arbitrate shall not constitute a waiver of any rights under this agreement except to the extent stated herein.

The undersigned recognizes that the offer and sale of the Units to the undersigned were based upon the representations and warranties of the undersigned contained in Paragraphs 1 through 10 above and hereby agrees to indemnify the Joint Venture and the Joint Venture Manager thereof and to hold each of such entities and persons harmless against all liabilities, costs or expenses (including reasonable attorney's fees) arising by reason of or in connection with any misrepresentation or any breach of such warranties by the undersigned.

The undersigned hereby indemnifies the Joint Venture and the Joint Venture Manager thereof, and holds each of such persons and entities harmless from and against any and all loss, damages, liability or expense, including costs and reasonable attorney's fees to which they may be put or which they may incur by reason of or in connection with any misrepresentation made by the undersigned, any breach of any of his warranties, or his failure to fulfill any of his covenants or agreements set forth herein. This subscription and the representations and warranties contained herein shall be binding upon the heirs, legal representatives, successors and assigns of the undersigned.

Special Power of Attorney

The undersigned hereby constitutes and appoints the Joint Venture Manager of the Joint Venture with full power of substitution and re-substitution, the true and lawful attorney of the undersigned, for the use and benefit of the undersigned; (i) to sign, execute, certify, swear to, acknowledge, file and record a joint venture agreement substantially in the form of the Agreement; (ii) to sign, execute, certify, swear to, acknowledge, file and record any other certificate, instruments and documents or amendments thereto, which may be required of the Joint Venture or of the Joint Ventures of the Joint Venture under the laws of any state or by any governmental agency, or which the Joint Venture Manager deems necessary or advisable to file, record or deliver; and (iii) to execute, swear to, acknowledge and record all certificates and other documents relating to the dissolution and liquidation of the Joint Venture. The undersigned also constitutes and appoints the Joint Venture Manager with full power of substitution and resubstitution to act on its behalf as Tax Matters Partner as defined in Section 6231(a)(7) of the Internal Revenue Code of 1954, is amended. The foregoing grants of authority may be exercised by each of such attorneys-in-fact by listing the name of the undersigned along with the names of all other persons for whom certificates, instruments and documents are prepared, with the single signature of such attorney in fact acting for all of the persons whose name are so listed.

Upon acceptance by the Joint Venture Manager of the subscription of the undersigned, the undersigned agrees (a) to become a Joint Venturer of the Joint Venture, (b) to make the capital contributions to the Joint Venture required by the Agreement, and (c) otherwise to be bound by the terms of the Agreement. The undersigned acknowledges and agrees that the undersigned is not entitled to cancel, terminate or revoke this subscription, any agreements of the undersigned hereunder, or the power of attorney granted hereby and that such subscription, agreements and power of attorney shall survive (a) changes in the transactions, documents and instrument described in the Memorandum which in the aggregate are not material or which are contemplated by the Memorandum, and (b) the death or disability of the undersigned.

WHEREFORE, IN CONSIDERATION, of the foregoing covenants and representations, I hereby submit the following subscription for the number of Units specified on the next page for the Joint Venture Manager's consideration in The Boyd Island Prospect #1.

Boyd Island Prospect #1

__________ **Number of Units at $53,750.00 per Unit**

__________ **Cash Payment - $35,000.00 per Unit (payable to "Boyd Island Prospect #1" upon subscription)**

__________ **Cash Payment - $18,750.00 (Payable when Called for by The Joint Venture Manager.)**

Signature of Subscriber

Subscriber Name Please Print

Date

Subscribers Mailing Address

City, State and Zip

Office Phone **Home Phone** **E-Mail Address**
(Important if you wish to get daily drilling reports)

Cellular Phone **Fax Number**

Subscriber's Social Security Number (or) Tax ID Number

Joint Venture Manager's Acceptance

Exodus Exploration LLC as Joint Venture Manager, herewith accepts the foregoing subscription in the Boyd Island Prospect #1.

Date: ________________

L.E. Pritchard
Joint Venture Manager

Exodus Exploration LLC.

References

Legal	**Richard M. Hewitt, P.C.** ***Ex Head of SEC for S.W. Region*** **300 Trophy Club Drive** **Suite 700** **Trophy Club, TX. 76262** **(817) 490-9100**
Bank	**American National Bank of Texas** **301 S. Hwy 78** **Wylie, TX. 75098** **(972) 675-9629 ext. 9530** **Attn: Anita Collins** **Banking Center President**
Trade:	**Ed Godfrey, Geologist and** **Alton J. Ogden Jr.** **Belle Exploration Inc.** **280 Highland Blvd.** **Natchez, MS 39121** **(601) 442-6648**
	Clayton Gay **ASR Drilling, LLC** **270 Highland Blvd.** **Natchez, MS 39121** **(601) 304-1407**


TEXAS

Exodus Exploration LLC
303 HWY 78 South, Suite 104
Wylie, TX 75098

Toll Free (877) EXODUS2 or (877) 396-3872 Fax (972)442-9980
Email exodusexploration@yahoo.com

END